FHLB Stock (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank ("FHLB") Stock, at Cost	$ 585,700	$ 2,354,000
Federal Home Loan Bank of Atlanta [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank Stock, Membership Component, Percent of Total Assets	0.09%	0.09%
Federal Home Loan Bank Stock, Transaction Component, % of Outstanding Advances	4.25%